Employees Benefits (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Medical Plan [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities	R$ 61,278	R$ 66,245
Net actuarial liabilities	61,278	66,245
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	66,245	119,729
Interest on actuarial liabilities	6,268	11,434
Current service costs	19	508
Past service costs
Benefits paid directly by the Company	(3,679)	(4,562)
Business combination
Actuarial (gains) losses - experience	1,350	(62,276)
Actuarial (gains) losses - demographic hypothesis	(811)
Actuarial losses - economic hypothesis	(8,114)	1,412
Actuarial (gains) losses - exchange variation
Net defined benefit liability (asset) at end of period	61,278	66,245
Rollforward of the fair value of the assets
Benefits paid directly by the Company	3,679	4,562
Contributions of the sponsor	(3,679)	(4,562)
Ending Balance of the fair value of the assets
Rollforward of comprehensive income
Beginning balance of comprehensive income	110,432	49,568
Actuarial gains (losses)	7,575	60,864
Exchange variation
Ending balance of comprehensive income	118,007	110,432
Interest on actuarial liabilities	(6,268)	(11,434)
Current service costs	(19)	(508)
Past service costs
Immediate recognition of reduction
Cost recognizzed in statement of income	(6,287)	(11,942)
Estimated costs for the next year
Current service costs		(19)
Interest on actuarial liabilities	(6,265)	(6,268)
Estimated costs for the next year	(6,265)	(6,287)
FGTS Penalty [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities	75,771	70,535
Net actuarial liabilities	75,771	70,535
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	70,535	60,657
Interest on actuarial liabilities	5,668	5,052
Current service costs	3,021	2,669
Past service costs
Benefits paid directly by the Company	(5,146)	(4,937)
Business combination
Actuarial (gains) losses - experience	5,952	5,938
Actuarial (gains) losses - demographic hypothesis
Actuarial losses - economic hypothesis	(4,258)	1,156
Actuarial (gains) losses - exchange variation
Net defined benefit liability (asset) at end of period	75,772	70,535
Rollforward of the fair value of the assets
Benefits paid directly by the Company	5,146	4,937
Contributions of the sponsor	(5,146)	(4,937)
Ending Balance of the fair value of the assets
Rollforward of comprehensive income
Beginning balance of comprehensive income	(12,165)	(5,071)
Actuarial gains (losses)	(1,694)	(7,094)
Exchange variation
Ending balance of comprehensive income	(13,859)	(12,165)
Interest on actuarial liabilities	(5,668)	(5,052)
Current service costs	(3,021)	(2,669)
Past service costs
Immediate recognition of reduction
Cost recognizzed in statement of income	(8,689)	(7,721)
Estimated costs for the next year
Current service costs	(3,103)	(3,021)
Interest on actuarial liabilities		(5,669)
Estimated costs for the next year	(3,103)	(8,690)
Award For Length Of Service [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities	111,071	125,991
Net actuarial liabilities	111,071	125,991
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	125,991	112,225
Interest on actuarial liabilities	10,893	10,104
Current service costs	6,146	5,707
Past service costs	(15,040)
Benefits paid directly by the Company	(20,995)	(16,201)
Business combination
Actuarial (gains) losses - experience	11,472	12,745
Actuarial (gains) losses - demographic hypothesis
Actuarial losses - economic hypothesis	(7,397)	1,411
Actuarial (gains) losses - exchange variation
Net defined benefit liability (asset) at end of period	111,070	125,991
Rollforward of the fair value of the assets
Benefits paid directly by the Company	20,995	16,201
Contributions of the sponsor	(20,995)	(16,201)
Ending Balance of the fair value of the assets
Rollforward of comprehensive income
Beginning balance of comprehensive income
Actuarial gains (losses)
Exchange variation
Ending balance of comprehensive income
Interest on actuarial liabilities	(10,893)	(10,104)
Current service costs	(6,146)	(5,707)
Past service costs	15,040
Immediate recognition of reduction	(4,075)	(14,156)
Cost recognizzed in statement of income	(6,074)	(29,967)
Estimated costs for the next year
Current service costs	(5,423)	(6,146)
Interest on actuarial liabilities		(10,893)
Estimated costs for the next year	(5,423)	(17,039)
Other [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities	314,283	278,050
Net actuarial liabilities	314,283	278,050
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	278,050	228,700
Interest on actuarial liabilities	36,487	16,947
Current service costs	31,573	22,123
Past service costs		3,326
Benefits paid directly by the Company	(24,850)	(44,141)
Business combination
Actuarial (gains) losses - experience	81,695	103,847
Actuarial (gains) losses - demographic hypothesis	(122)	(6,504)
Actuarial losses - economic hypothesis	(124,617)	(6,747)
Actuarial (gains) losses - exchange variation	36,067	(39,501)
Net defined benefit liability (asset) at end of period	314,283	278,050
Rollforward of the fair value of the assets
Benefits paid directly by the Company	24,850	44,141
Contributions of the sponsor	(24,850)	(44,141)
Ending Balance of the fair value of the assets
Rollforward of comprehensive income
Beginning balance of comprehensive income	(134,273)	(84,008)
Actuarial gains (losses)	43,044	(90,596)
Exchange variation	36,067	40,331
Ending balance of comprehensive income	(55,162)	(134,273)
Interest on actuarial liabilities	(36,487)	(16,947)
Current service costs	(31,573)	(22,123)
Past service costs		(3,326)
Immediate recognition of reduction
Cost recognizzed in statement of income	(68,060)	(42,396)
Estimated costs for the next year
Current service costs	(2,257)	(30,317)
Interest on actuarial liabilities		(35,728)
Estimated costs for the next year	R$ (2,257)	R$ (66,045)